Cash Flow Statement (Tables)	18 Months Ended
Oct. 31, 2018
Cash Flow Statement [Abstract]
Cash Flow Statement
	Note	18 months ended October 31, 2018 $’000	12 months ended April 30, 2017[1] $’000	12 months ended April 30, 2016[1] $’000
Cash flows from operating activities
Profit from continuing operations		707,193	124,083	135,979
Profit from discontinued operation		76,940	33,720	26,993
Profit for the period		784,133	157,803	162,972
Adjustments for:
Net interest	6	342,712	95,845	97,348
Taxation	7	(638,875)	38,541	32,424
Share of results of associates		1,809	1,254	2,190
Operating profit		489,779	293,443	294,934
Research and development tax credits		(2,013)	(2,998)	(2,041)
Depreciation	12	95,179	11,794	11,419
Loss on disposal of property, plant and equipment		4,581	520	109
Amortization of intangible assets	11	943,210	236,434	203,313
Share-based compensation charge	35	72,175	34,506	28,793
Exchange movements		(34,505)	(4,890)	(2,915)
Provisions movements	26	142,859	47,266	12,985
Changes in working capital:
Inventories		35	29	28
Trade and other receivables		(408,879)	10,224	(49,175)
Payables and other liabilities		131,333	(33,252)	30,923
Provision utilization	26	(145,012)	(43,476)	(55,639)
Deferred income		131,477	15,375	(16,603)
Pension funding in excess of charge to operating profit		4,092	(183)	(18)
Cash generated from operations		1,424,311	564,792	456,113

[1] The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).